OTHER GAINS - NET (Details) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 17, 2017	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about business combination [line items]
Restructuring, integration and acquisition costs					$ 0.0	$ 35.5
Remeasurement of investment, net of reorganization and others costs					$ 12.2	$ 0.0
Zhuhai Xiang Yi Aviation Technology Company Limited
Disclosure of detailed information about business combination [line items]
Equity method investment sold, percentage			49.00%
Proceeds from sale of investments			$ 114.0
Proportion of ownership interest in joint venture					0.00%	49.00%
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%			50.00%
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Impairment loss		$ 9.4
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in previously held interest		$ 34.7
Remeasurement of equity method investments, costs		8.5
Restructuring, integration and acquisition costs		1.5
Remeasurement of investment, net of reorganization and others costs		12.2
Reorganization and other costs		8.2
Gain (losses) on remeasurement of equity method investments, net of costs		4.0
Investments accounted for using equity method | Zhuhai Xiang Yi Aviation Technology Company Limited
Disclosure of detailed information about business combination [line items]
Impairment loss			7.0
Gains (losses) on disposals of investments			14.3
Goodwill | Zhuhai Xiang Yi Aviation Technology Company Limited
Disclosure of detailed information about business combination [line items]
Disposals, goodwill			$ 6.3
Goodwill | Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Disposals, goodwill		$ 4.6